NET SALES (Tables)	12 Months Ended
Dec. 31, 2023
Net Sales
Schedule of net sales

	2023	2022	2021
Gross sales	120,117.7	125,907.2	110,162.7
Excise duty	(25,227.5)	(24,851.4)	(22,052.6)
Discounts	(15,153.3)	(21,347.0)	(15,255.8)
	79,736.9	79,708.8	72,854.3